Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	166,666
Proposed Maximum Offering Price per Unit	236.26
Maximum Aggregate Offering Price	$ 39,376,509.16
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,425.76
Offering Note	(a) This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registration statement on Form S-3ASR (File No. 333-286204) of Welltower Inc. (the "Registrant") filed on March 28, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). (b) Represents up to 166,666 shares of the Registrant's common stock, par value $1.00 per share ("Common Stock"), that may be issued from time to time to its operating partners and certain permitted designees pursuant to the vesting and settlement of equity-linked interests granted under the Welltower Fellowship Grant, subject to the satisfaction of the applicable eligibility, service and performance conditions thereunder. (c) Pursuant to Rule 416 under the Securities Act, the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. (d) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low prices for the Common Stock reported on the New York Stock Exchange on October 22, 2026.